Borrowings and Subordinated Debentures	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Borrowings and Subordinated Debentures
7.	BORROWINGS AND SUBORDINATED DEBENTURES
Borrowings and subordinated debt was as follows:

(in Thousands)	June 30, 2022	December 31, 2021
Long-term FHLB advances	$—	$—
Subordinated Debt	40,585	20,696
Federal Reserve PPPLF	1,639	19,814

Total	$42,224	$40,510

On April 8, 2022, LINKBANCORP entered into Subordinated Note Purchase Agreements (the “Agreements”) with certain institutional accredited investors (the “Purchasers”) and, pursuant to the Agreements, issued to the Purchasers $20,000 in aggregate principal amount of its 4.50%
Fixed-to-Floating
Rate Subordinated Notes due 2032 (the “Notes”). The investors included a related party entity that is controlled by a member of the Board of Directors of the Company, which purchased $7,000 in principal amount of the note. During the three months ended June 30, 2022, the Company contributed $15,000 of the subordinated note proceeds to the Bank as equity capital, the impact of which, can be seen within Note 10 Regulatory Capital Requirements later in this document.
The Notes are intended to qualify at the holding company level as Tier 2 capital under the capital guidelines of the Federal Reserve Board.
The Notes, which mature on April 15, 2032, bear interest at a fixed annual rate of 4.50% for the period up to but excluding April 15, 2027 (the “Fixed Interest Rate Period”). From April 15, 2027 until maturity or redemption (the “Floating Interest Rate Period”), the interest rate will adjust to a floating rate equal to a benchmark rate, which is expected to be the then-current three-month Secured Overnight Financing Rate (SOFR), plus 203 basis points. The Company will pay interest in arrears semi-annually during the Fixed Interest Rate Period and quarterly during the Floating Interest Rate Period. The Notes constitute unsecured and subordinated obligations of the Company and rank junior in right of payment to any senior indebtedness and obligations to general and secured creditors. Subject to limited exceptions, the Company cannot redeem the Notes before the fifth anniversary of the issuance date.
The Agreements and Notes contain customary subordination provisions, representations and warranties, covenants, and events of default.
The Bank has available unsecured lines of credit, with interest based on the daily Federal Funds rate, with four correspondent banks totaling $51,000 at June 30, 2022. There were no borrowings under these lines of credit at June 30, 2022 and December 31, 2021.

11.	BORROWINGS AND SUBORDINATED DEBENTURES
Other borrowings and subordinated debt was as follows:

(in Thousands)	December 31, 2021	December 31, 2020
Long-term FHLB advances	$—	$1,120
Subordinated Debt	20,696	—
Federal Reserve PPPLF	19,814	—

Total Long-term borrowings	$40,510	$1,120

As part of the Merger, the Company assumed $20.0 million of
Fixed-to-Floating
Rate Subordinated Notes. The notes mature October 1, 2030 and will initially bear interest at a fixed rate of 5.0% until October 1, 2025. From October 1, 2025 to the stated maturity date or early redemption date, the interest rate will reset semi-annually to an annual floating rate equal to the then-current three-month term Secured Overnight Financing Rate (SOFR) plus a spread of 475 basis points, but no less than 5.0%.
The Company may redeem the the Subordinated Notes, in whole or in part, on or after October 1, 2025, plus accrued and unpaid interest. The Subordinated Notes are also redeemable in whole or in part upon the occurrence of specific events defined within the indenture.
The Subordinated Notes may be included in Tier I capital (subject to certain limitations) under current regulatory guidelines and interpretations.
The investors in the Subordinated Notes included two related party entities that are controlled by a member of the Board of Directors of the Company, which purchased a combined $19 million in principal amounts of the note.